Provisions	6 Months Ended
Jun. 30, 2026
Provisions [Abstract]
PROVISIONS
12	PROVISIONS

	As of
	December 31, 2025	June 30, 2026	June 30, 2026
	RM	RM	Convenience Translation USD
As at beginning of the year/period	441,353	25,296	6,194
Add: Provision for reinstatement cost during the year/period	25,296	-	-
Less: Unclaimed warranty during the year/period	(441,353)	-	-
As at end of the year/period	25,296	25,296	6,194

The Group provides a one-year warranty on all food kiosk ordering machines and power bank charging stations sold, covering defects in materials and workmanship. The warranty provision is assessed at each reporting date based on historical claims experience, product defect trends, customer complaints and service reports, supplier warranty coverage arrangements, and post-year-end events up to the date of approval of the financial statements.

For the financial year ended 31 December 2025, no warranty provision has been recognized as management assessed that no present obligation exists and the expected warranty claims are not probable or can be recovered from suppliers. Accordingly, the estimated outflow of economic resources is not material.

During the financial year ended 31 December 2025, the Group entered into a new lease arrangement which includes reinstatement obligations. Accordingly, a provision for reinstatement costs has been recognized, with a corresponding adjustment to the right-of-use asset.